Note 29 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]
	(all amounts in thousands of U.S. dollars)	Year ended December 31,
		2020	2019	2018
(i)	Transactions
	(a) Sales of goods and services
	Sales of goods to non-consolidated parties	20,183	20,577	23,709
	Sales of goods to other related parties	18,243	69,972	131,548
	Sales of services to non-consolidated parties	5,829	5,620	7,641
	Sales of services to other related parties	5,049	4,386	5,647
		49,304	100,555	168,545
	(b) Purchases of goods and services
	Purchases of goods to non-consolidated parties	84,485	174,588	245,186
	Purchases of goods to other related parties	12,892	51,765	106,624
	Purchases of services to non-consolidated parties	6,979	9,404	9,556
	Purchases of services to other related parties	18,133	54,514	46,179
		122,489	290,271	407,545

	(all amounts in thousands of U.S. dollars)	At December 31,
		2020	2019
(ii)	Period-end balances
	(a) Arising from sales / purchases of goods / services
	Receivables from non-consolidated parties	78,721	78,884
	Receivables from other related parties	4,447	10,400
	Payables to non-consolidated parties	(24,914)	(19,100)
	Payables to other related parties	(2,310)	(7,048)
		55,944	63,136
	(b) Financial debt
	Finance lease liabilities from non-consolidated parties	(2,042)	(2,064)
	Finance lease liabilities from other related parties	(810)	-
		(2,852)	(2,064)